Guarantees (Tables)	12 Months Ended
Sep. 25, 2015
Guarantees [Abstract]
Product warranty accrual
The changes in the carrying amount of the Company's warranty accrual from September 26, 2014 to September 25, 2015 were as follows ($ in millions):

Balance as of September 26, 2014	$28
Warranties issued	20
Changes in estimates	(3)
Settlements	(13)
Currency translation	(2)
Balance as of September 25, 2015	$30